Financial Liabilities at Fair Value Through Profit or Loss - Summary of Financial Liabilities At Fair Value Through Profit Or Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 12,088,980	$ 10,197,368	₩ 11,810,058
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,939,584		2,025,951
Securities sold
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,826,885		1,934,735
Others
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	112,699		91,216
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	9,149,396		9,784,107
Derivative linked securities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 9,149,396		₩ 9,784,107